As filed with the Securities and Exchange Commission on May 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-09025)

New Covenant Funds
(Exact name of registrant as specified in charter)

200 East Twelfth Street
Jeffersonville, IN 47130
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
New Covenant Funds
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

626-914-7364
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.0%
	Advertising - 0.4%
67,000	Omnicom Group, Inc.	$2,600,270

	Automotive - 1.2%
24,014	Daimler AG	1,130,511
26,900	Denso Corp.	801,331
239,600	Ford Motor Co. (a)	3,011,772
3,813	Hyundai Mobis	505,502
274,000	Isuzu Motors Ltd. (a)	741,491
212,000	Mazda Motor Corp.	596,385
62,500	TRW Automotive Holdings Corp. (a)	1,786,250
		8,573,242
	Banks - 5.4%
28,892	Banco Bilbao Vizcaya Argentaria SA	395,305
25,072	Banco Santander SA	333,219
530,429	Bank of America Corp.	9,468,158
180,500	Barclays PLC (b)	986,891
264,000	China Construction Bank Corp.	216,253
184,600	Commerce Asset Holdings	795,670
5,800	Deutsche Bank AG	446,762
348,185	Groupo Financiero Inbursa SA	1,210,956
2,100	HDFC Bank Ltd. - ADR	292,719
176,664	HSBC Holdings PLC	1,790,821
12,500	ICICI Bank Ltd. - ADR	533,750
144,956	JPMorgan Chase & Co.	6,486,781
595,600	Lloyds Banking Group PLC (a)	567,329
44,900	PNC Financial Services Group	2,680,530
210,000	Shinsei Bank, Ltd. (L)	253,824
12,121	Standard Chartered PLC	330,625
62,400	State Street Corp.	2,816,736
19,500	Sumitomo Mitsui Financial Group, Inc. (b)	644,507
331,515	UniCredit SpA (b)	979,482
248,900	Wells Fargo & Co.	7,745,768
		38,976,086
	Chemicals - 2.2%
47,100	Cabot Corp.	1,431,840
29,500	Eastman Chemical Co.	1,878,560
52,500	Ecolab, Inc.	2,307,375
19,400	FMC Corp. (L)	1,174,476
3,470	Lg Chemical	737,580
25,000	Monsanto Co.	1,785,500
31,900	Mosaic Co., Inc.	1,938,563
4,000	Potash Corp. of Saskatchewan, Inc.	477,645
29,400	Praxair, Inc.	2,440,200
66,000	Sumitomo Chemical Co. Ltd.	322,623
2,818	Syngenta AG	782,540
26,100	Valspar Corp.	769,428
		16,046,330
	Commercial Services - 1.2%
5,900	Alliance Data Systems Corp. (a)(L)	377,541
4,800	Copart, Inc. (a)	170,880
121,600	Discover Financial Services	1,811,840
4,600	Iron Mountain, Inc. (a)	126,040
850	Priceline Com, Inc. (a)	216,750
63,800	RR Donnelley & Sons Co.	1,362,130
3,600	Stericycle, Inc. (a)	196,200
1,400	Strayer Education, Inc. (L)	340,928
224,500	Western Union Co.	3,807,520
		8,409,829
	Computer Services & Software - 8.3%
57,368	Acer Inc. - ADR	847,205
139,525	Activision Blizzard, Inc.	1,682,672
5,000	Adobe Systems, Inc. (a)	176,850
20,900	Amdocs Ltd. (a)	629,299
36,600	Apple Computer, Inc. (a)	8,598,438
35,700	BMC Software, Inc. (a)	1,356,600
180,300	Cisco Systems, Inc. (a)	4,693,209
75,200	Dell, Inc. (a)	1,128,752
103,500	EMC Corp. (a)	1,867,140
70,400	Hewlett Packard Co.	3,741,760
62,100	International Business Machinces Corp.	7,964,325
154,000	Intuit, Inc. (a)	5,288,360
1,300	Mettler-Toledo International, Inc. (a)	141,960
393,600	Microsoft Corp.	11,520,672
6,500	NetApp, Inc. (a)	211,640
193,200	Oracle Corp.	4,963,308
8,500	Oracle Corp. Japan	394,133
43,100	Red Hats, Inc. (a)	1,261,537
39,200	SanDisk Corp. (a)	1,357,496
16,200	SAP AG	784,640
24,000	Trend Micro, Inc.	836,881
		59,446,877
	Construction & Building Materials - 1.1%
111,000	Ambuja Cements Ltd. - GDR (a)	296,325
70,000	Anhui Conch Cement Co. Ltd., Class H	462,504
189,000	China Railway	232,956
410,000	China Shanshui Cement Group	229,179
50,544	CRH PLC	1,261,988
30,600	Emcor Group, Inc. (a)	753,678
7,000	HeidelbergCement AG	390,475
16,189	Holcim (b)	1,206,805
34,000	Jacobs Engineering Group, Inc. (a)	1,536,460
8,118	Lafarge SA (b)	571,258
7,000	Pool Corp.	158,480
18,000	PT Indocement Tunggal Prakarsa Tbk	28,188
16,000	PT Semen Gresik (Persero) Tbk	12,836
7,100	URS Corp. (a)	352,231
		7,493,363
	Consumer Products - 2.7%
28,300	Herbalife Ltd.	1,305,196
42,800	Kimberly-Clark Corp.	2,691,264
98,000	Li & Fung	482,158
33,700	L'OREAL SA	3,543,967
14,800	NIKE, Inc., Class B	1,087,800
6,800	Nintendo Co. Ltd.	2,276,607
78,700	Nu Skin Enterprises, Inc., Class A	2,290,170
89,822	Procter & Gamble Co.	5,683,038
		19,360,200
	Diversified Operations - 1.9%
32,900	3M Co.	2,749,453
48,868	BAE Systems	275,345
27,400	Cooper Industries PLC	1,313,556
10,700	FPL Group, Inc.	517,131
292,900	General Electric Co.	5,330,780
25,600	Mitsubishi Corp.	670,874
18,000	Siemens AG	1,802,723
58,600	Sumitomo Corp.	673,815
		13,333,677
	Electronics - 3.1%
37,100	AMETEK, Inc.	1,538,166
178,300	Applied Materials, Inc.	2,403,484
100	Avnet, Inc. (a)	3,000
33,500	BYD Co. Ltd. (L)	333,738
3,800	Dolby Laboratories, Inc. (a) (L)	222,946
20,500	Emerson Electric Co. (L)	1,031,970
394,400	Flextronics International Ltd. (a)	3,092,096
32,500	FLIR Systems, Inc. (a)	916,500
2,100	Hirose Electric Co., Ltd.	242,143
2,200	Keyence Corp.	525,703
15,700	Murata Manufacturing Co., Ltd.	891,721
438	Samsung Electronics Co., Ltd.	316,659
2,374	Samsung Electronics Co., Ltd. - GDR (a)	872,445
72,200	Seagate Technology (a)	1,318,372
119,634	Taiwan Semiconductor - ADR	1,254,961
4,300	TDK Corp.	286,084
250,000	Texas Instruments, Inc.	6,117,500
14,300	Tokyo Electron Ltd.	948,337
		22,315,825
	Energy - 3.5%
252,000	AES Corp. (a)	2,772,000
26,100	Banpu Public Co., Inc.	498,834
6,100	Cameron International Corp. (a)	261,446
40,500	CESP - Companhia Energetica de Sao Paulo	552,268
208,000	China Longyuan Power Group Corp. (a)(b)	246,463
208,000	China Shenhua Energy Co., Ltd.	898,786
227,600	El Paso Corp.	2,467,184
12,700	Electricite De France	692,995
13,800	Eletropaulo Metropolitana S.A. - Class B	302,330
5,300	Enersis S.A. - ADR	105,947
25,300	Entergy Corp.	2,058,155
130,974	Exelon Corp.	5,737,971
35	FirstEnergy Corp.	1,368
80,500	Nabors Industries Ltd. (a)	1,580,215
26,300	National Grid PLC	256,024
51,100	National-Oilwell Varco, Inc.	2,073,638
3,700	Noble Corp.	154,734
49,500	PG&E Corp.	2,099,790
10,200	Scottish & Southern Energy PLC	170,418
9,700	Suntech Power Holdings Co., Ltd. (a)(L)	135,994
50,200	Tanjong Public Limited Co.	276,085
72,900	Xcel Energy, Inc.	1,545,480
		24,888,125
	Entertainment - 0.0%
6,600	Hasbro, Inc.	252,648

	Financial Services - 5.5%
54,500	Ameriprise Financial, Inc.	2,472,120
10,996	BNP Paribas (b)	844,475
826,500	Citigroup, Inc. (a)	3,347,325
6,400	CME Group, Inc.	2,023,104
58,400	Credit Suisse Group - ADR	3,000,592
10,882	Danone S.A.	655,524
38,060	Goldman Sachs Group, Inc.	6,494,178
240,000	Invesco Ltd.	5,258,400
9,900	Mastercard, Inc.	2,514,600
93,800	Morgan Stanley	2,747,402
12,700	SEI Investments Co.	279,019
110,700	SLM Corp. (a)	1,385,964
12,200	TD Ameritrade Holding Corp. (a)	232,532
122,900	The Charles Schwab Corp.	2,297,001
15,600	Towers Watson & Co. (a)	741,000
116,600	U.S. Bancorp	3,017,608
19,788	UBS AG (a)(b)	321,668
79,200	UDR, Inc.	1,397,088
		39,029,600
	Food & Beverages - 4.9%
83,400	Archer Daniels Midland Co.	2,410,260
23,400	Bunge Lyd.	1,442,142
93,000	China Yurun Food Group Ltd.	283,878
112,571	Coca-Cola Amatil Ltd.	1,162,134
82,800	Coca-Cola Co.	4,554,000
53,000	Dr Pepper Snapple Group, Inc.	1,864,010
31,600	General Mills, Inc.	2,236,964
30,000	Hansen Natural Corp. (a)	1,301,400
64,900	Hormel Foods Corp.	2,726,449
399	Lindt & Spruengli AG	944,144
9,700	Magnit OJSC - GDR (d)(L)	181,875
23,500	Marfrig Alimentos SA (b)	266,668
5,800	Metro AG	344,061
48,280	Nestle SA	2,472,610
103,900	Pepsico, Inc.	6,874,024
90,500	Smithfield Foods, Inc. (a)	1,876,970
64,800	Sysco Corp.	1,911,600
48,900	Unilever NV	1,479,126
7,950	Unilever PLC	233,440
12,614	Woolworths Ltd.	324,107
		34,889,862
	Forest Products & Paper - 0.3%
38,300	International Paper Co.	942,563
172,000	Nine Dragons Paper Holdings Ltd.	287,544
83,167	Sappi (a)	369,948
7,300	Sappi Ltd. - ADR (a)(L)	32,485
28,014	Stora Enso Oyj (L)	213,402
		1,845,942
	Health Care Services - 3.3%
45,300	Aetna, Inc.	1,590,483
5,137	CSL Ltd.	171,730
15,600	DaVita, Inc. (a)	989,040
27,100	Express Scripts, Inc., Class A (a)	2,757,696
56,500	Genzyme Corp. (a)	2,928,395
3,800	Laboratory Corp. of America Holdings (a)	287,698
2,500	Lincare Holdings, Inc. (a)	112,200
35,700	Mckesson Corp.	2,346,204
29,800	Quest Diagnostics, Inc.	1,737,042
18,800	Stryker Corp.	1,075,736
2,206	Synthes, Inc.	275,332
4,700	SYSMEX Corp.	275,495
159,720	UnitedHealth Group, Inc.	5,218,052
33,800	Varian Medical Systems, Inc. (a)	1,870,154
32,700	Wellpoint, Inc. (a)	2,105,226
		23,740,483
	Household Durables - 0.5%
73,300	Newell Rubbermaid, Inc.	1,114,160
23,900	Stanley Black & Decker, Inc.	1,372,099
9,000	Whirlpool Corp.	785,250
		3,271,509
	Insurance - 3.2%
9,500	AFLAC, Inc.	515,755
4,100	Allianz AG	514,064
40,500	Allied World Assurance Co. Holdings Ltd.	1,816,425
5,100	Aon Corp.	217,821
2,000	Arch Capital Group Ltd. (a)	152,500
13,650	AXA SA (b)	303,649
138,200	Genworth Financial, Inc. (a)	2,534,588
72,100	Hartford Financial Services Group, Inc.	2,049,082
5,100	Humana, Inc. (a)	238,527
106,300	Marsh & McLennan Cos., Inc.	2,595,846
5,972	Muenchener Rueckversicherungs AG	969,145
40,200	Prudential Financial, Inc.	2,432,100
60,400	Prudential PLC	501,821
9,000	RenaissanceRe Holdings Ltd	510,840
22,900	Sampo Oyj (L)	607,466
35,500	The Allstate Corp.	1,147,005
275	The Dai-ichi Life Insurance Co., Ltd. (b)(d)	411,809
50,239	The Travelers Cos., Inc.	2,709,892
7,400	Tokio Marine Holdings, Inc.	208,410
4,300	Torchmark Corp.	230,093
91,500	UnumProvident Corp.	2,266,455
		22,933,293
	Internet - 3.7%
35,700	Akamai Technologies, Inc. (a)	1,121,337
25,900	Amazon.com, Inc. (a)	3,515,407
219,800	eBay, Inc. (a)	5,923,610
61,000	Expedia, Inc. (a)	1,522,560
41,100	Genpact Limited (a)	689,247
7,200	Global Payments, Inc.	327,960
12,440	Google, Inc., Class A (a)	7,053,604
73,800	Softbank Corp.	1,817,964
15,500	Sohu Com, Inc. (a)	846,300
128,100	Symantec Corp. (a)	2,167,452
14,200	Tencent Holdings Ltd	284,942
42,500	VeriSign, Inc. (a)	1,105,425
		26,375,808
	Leisure Equipment & Products - 0.2%
74,600	Mattel, Inc.	1,696,404

	Lodging - 0.3%
69,100	Host Hotels & Resorts, Inc.	1,012,315
55,000	Wyndham Worldwide Corp.	1,415,150
		2,427,465
	Machinery & Equipment - 0.7%
41,000	Caterpillar, Inc.	2,576,850
17,200	Joy Global, Inc.	973,520
13,200	Kurita Water Industries Ltd.	373,452
8,200	SMC Corp.	1,113,039
4,100	SPX Corp.	271,912
		5,308,773
	Manufacturing - 3.9%
9,400	Altera Corp.	228,514
12,800	Analog Devices, Inc.	368,896
15,800	ASML Holding N.V. - ADR (L)	559,320
34,700	Assa Abloy AB, Class B	679,045
43,200	Bemis Co, Inc.	1,240,704
4,400	Church & Dwight Co., Inc.	294,580
19,300	Danaher Corp.	1,542,263
42,400	Donaldson Co., Inc.	1,913,088
72,700	Dover Corp.	3,398,725
36,000	Graftech International Ltd. (a)	492,120
45,300	Illinois Tool Works, Inc.	2,145,408
32,700	ITT Industries, Inc.	1,753,047
14,200	Masco Corp.	220,384
249,100	On Semiconductor Corp. (a)	1,992,800
51,400	Owens-Illinois, Inc. (a)	1,826,756
78,850	Parker Hannifin Corp.	5,104,749
22,200	Precision Castparts Corp.	2,812,962
16,200	Waters Corp. (a)	1,094,148
		27,667,509
	Media - 2.6%
314,100	Comcast Corp., Class A, Class A	5,911,362
15,500	Discovery Communications, Inc., Class C (a)	455,855
9,400	National CineMedia, Inc.	162,244
28,200	Scripps Networks Interactive - Class A	1,250,670
26,800	SES	676,715
17,800	Time Warner Cable, Inc.	948,918
159,366	Time Warner, Inc.	4,983,375
31,400	Virgin Media, Inc.	541,964
21,908	Vivendi SA	586,330
5,497	Washington Post Co., Class B	2,441,657
19,189	Wolters Kluwer NV	416,110
		18,375,200
	Medical - 4.0%
18,200	Alcon, Inc.	2,940,392
33,600	Allergan, Inc.	2,194,752
55,600	Amgen, Inc. (a)	3,322,656
38,600	Baxter Inernational, Inc.	2,246,520
24,500	Becton Dickinson & Co.	1,928,885
118,700	Boston Scientific Corp. (a)	857,014
25,700	C.R. Bard, Inc.	2,226,134
3,800	Illumina, Inc. (a)	147,820
70,700	Johnson & Johnson, Inc.	4,609,640
79,300	Medtronic, Inc.	3,570,879
4,200	Resmed, Inc. (a)	267,330
58,900	St. Jude Medical, Inc. (a)	2,417,845
31,400	Thermo Fisher Scientific, Inc. (a)	1,615,216
		28,345,083
	Metals & Mining - 1.8%
12,000	Anglo American PLC (a)	523,354
6,000	AngloGold Ashanti	228,962
22,400	Barrick Gold Corp.	858,816
21,200	BHP Billiton PLC	727,063
39,200	Cameco Corp.	1,073,354
27,800	Freeport-McMoRan Copper & Gold, Inc., Class B	2,322,412
17,100	GMK Norilsk Nickel - ADR (a)	315,324
4,703	Harmony Gold Mining Co., Ltd. (L)	44,423
8,295	Newcrest Mining	249,823
51,400	Newmont Mining Corp.	2,617,802
46,800	Peabody Energy Corp.	2,138,760
20,600	Walter Industries, Inc.	1,900,762
		13,000,855
	Oil & Gas - 9.9%
5,655	Air Liquide SA	678,863
97,000	Baker Hughes, Inc.	4,543,480
94,000	BG Group PLC	1,626,863
33,600	Cabot Oil & Gas Corp.	1,236,480
4,500	Canadian Natural Resources Ltd.	333,053
11,400	Cenovus Energy, Inc.	297,782
43,392	Chevron Texaco Corp.	3,290,415
141,938	ConocoPhillips	7,262,968
18,100	Denbury Resources, Inc. (a)	305,347
36,100	Devon Energy Corp.	2,325,923
35,400	Dresser-Rand Group, Inc. (a)	1,112,268
27,300	E.ON AG	1,007,922
19,200	EOG Resources, Inc.	1,784,448
78,000	EQT Corp.	3,198,000
113,200	Exxon Mobil Corp.	7,582,136
23,000	Gas Natural SDG, S.A.	424,660
28,100	Gazprom - ADR (a)	659,507
12,900	GDF Suez SA	498,312
86,300	Hess Corp.	5,398,065
173,100	Marathon Oil Corp.	5,476,884
57,000	Occidental Petroleum Corp.	4,818,780
5,100	Range Resources Corp.	239,037
17,900	Reliance Industries Ltd. - GDR	856,624
20,156	Royal Dutch Shell, Class A	582,999
1,800	Sasol Ltd - ADR (L)	74,286
29,800	Sasol Ltd.	1,238,559
29,100	Schlumberger Ltd.	1,846,686
26,100	Sunoco, Inc.	775,431
61,200	UGI Corp.	1,624,248
36,100	Ultra Petroleum Corp. (a)	1,683,343
248,200	Valero Energy Corp.	4,889,540
2,100	Whiting Petroleum Corp. (a)	169,764
56,300	Williams Cos., Inc.	1,300,530
47,200	XTO Energy, Inc.	2,226,896
		71,370,099
	Pharmaceuticals - 6.1%
102,100	Abbott Laboratories	5,378,628
16,300	Bayer AG	1,102,547
4,900	Cephalon, Inc. (a)	332,122
88,300	Eli Lilly & Co.	3,198,226
71,300	Forest Laboratories, Inc. (a)	2,235,968
90,700	Gilead Sciences, Inc. (a)	4,125,036
137,870	Merck & Co Inc.	5,149,444
53,000	Novartis AG - ADR	2,867,300
17,700	Novo Nordisk A/S, Class B	1,373,470
496,306	Pfizer, Inc.	8,511,648
18,673	Roche Holding AG	3,028,341
30,700	Shire Ltd.	677,377
8,500	Shire Pharmaceuticals PLC - ADR	560,660
8,300	Terumo Corp.	442,122
51,700	Teva Pharmaceutical Industries Ltd. - ADR (L)	3,261,236
36,300	Watson Pharmaceuticals, Inc. (a)	1,516,251
		43,760,376
	Real Estate - 0.5%
127,100	Annaly Mortgage Management, Inc.	2,183,578
205,000	CapitaMalls Asia Ltd. (b)	331,177
147,920	China Overseas Land & Investment Ltd.	334,162
161,000	Link Reit	396,888
86,000	Wharf Holdings Ltd.	484,593
		3,730,398
	Restaurant - 0.2%
24,300	Mcdonalds Corp.	1,621,296

	Retail - 5.2%
13,673	Adidas AG	731,315
49,100	Best Buy Co., Inc.	2,088,714
32,300	Big Lots, Inc. (a)	1,176,366
50,630	BJ's Wholesale Club, Inc. (a)	1,872,804
57,600	Coach, Inc.	2,276,352
3,400	Fastenal Co. (L)	163,166
117,900	Gap, Inc.	2,724,669
10,070	Hennes & Mauritz AB	654,217
32,000	Jeronimo Martins, SGPS, S.A. (L)	324,158
209,000	Li Ning Co. Ltd. (L)	757,749
32,800	Nordstrom, Inc.	1,339,880
217,600	Office Depot, Inc. (a)	1,736,448
35,235	Ross Stores, Inc.	1,884,015
66,300	Staples, Inc.	1,550,757
49,300	Tempur Pedic International, Inc. (a)	1,486,888
237,600	Tesco PLC	1,570,046
17,700	The Sherwin-Williams Co.	1,197,936
3,300	Tiffany & Co.	156,717
58,300	TJX Cos., Inc.	2,478,916
48,300	Urban Outfitters, Inc. (a)	1,836,849
116,500	Wal Mart Stores, Inc.	6,477,400
70,500	Walgreen Co.	2,614,845
4,100	Whole Foods Market, Inc. (a)	148,215
		37,248,422
	Schools - 0.6%
17,000	Anhanguera Educacional Participacoes SA (a)(b)	244,817
46,500	Apollo Group, Inc., Class A (a)	2,849,985
8,000	ITT Educational Services, Inc. (a)	899,840
		3,994,642
	Semiconductor Equipment - 0.5%
27,636	ASML Holding N.V. (L)	986,584
7,000	KLA-Tencor Corp.	216,440
6,100	Linear Technology Corp.	172,508
78,400	Xilinx, Inc.	1,999,200
		3,374,732
	Technology - 2.7%
71,400	Accenture PLC	2,995,230
46,100	Amphenol Corp.	1,944,959
130,200	ARM Holdings PLC	470,829
2,000	Cognizant Technology Solutions Corp., Class A (a)	101,960
58,700	Ingram Micro, Inc. (a)	1,030,185
186,425	Intel Corp.	4,149,820
7,100	Juniper Networks, Inc. (a)	217,828
99,500	Maxim Integrated Products, Inc.	1,929,305
85,300	United Technologies Corp.	6,278,933
		19,119,049
	Telecommunication - 3.9%
20,500	America Movil SA, Series L - ADR	1,031,970
12,400	American Tower Corp. - Class A (a)	528,364
227,747	AT&T, Inc. (L)	5,884,983
9,200	BCE, Inc.	270,388
11,100	Broadcom Corp.	368,298
29,000	China Mobile Ltd.	279,010
50,690	France Telecom SA	1,212,855
133,400	Koninklijke KPN NV	2,113,485
34,100	Maxis Berhad (b)	55,823
2,928	Mobinil	114,126
47,700	Neustar, Inc., Class A (a)	1,202,040
28,366	Nokia Corp.	441,746
180	NTT DoCoMo, Inc.	274,168
39,300	Partner Communications Co. Ltd.	882,608
188,700	Qualcomm, Inc.	7,923,513
14,900	Research In Motion Ltd. (a)	1,103,527
10,200	SBA Communications Corp., Class A (a)	367,914
7,000	SK Telecom Co., Ltd -ADR	120,820
1,855	SK Telecom Co., Ltd.	284,451
711	Swisscom AG	259,477
9,203	Telefonica de Espana	218,024
47,500	Telefonos de Mexico SA -ADR	741,000
37,550	Telekomunikacja Po	95,752
321,965	Telstra Corp., Ltd. (b)	883,399
80,000	Turk Telekomunikasyon A.S.	268,819
43,100	Verizon Communications, Inc.	1,336,962
		28,263,522
	Transportation - 1.9%
5,200	C.H. Robinson Worldwide, Inc.	290,420
11,000	Companhia de Concessoes Rodoviarias	240,554
4,400	East Japan Railway Co.	305,915
49,000	Expeditors International of Washington, Inc.	1,809,080
60,600	J.B. Hunt Transport Services, Inc. (L)	2,174,328
69,000	Mitsui O.S.K. Lines Ltd.	495,230
40,300	Norfolk Southern Corp.	2,252,367
117,844	Qantas Airways Ltd. (a)	307,116
131,700	Southwest Airlines Co.	1,741,074
36,800	United Parcel Service, Inc., Class B	2,370,288
61,690	Werner Enterprises, Inc.	1,429,357
		13,415,729
	Waste Management - 0.6%
48,500	Veolia Environnement	1,682,217
70,400	Waste Management, Inc.	2,423,872
		4,106,089
	Total Common Stocks (Cost $575,102,263)	700,608,612

	PREFERRED STOCKS - 0.2%
	Commercial Banks - 0.1%
38,500	Banco Bradesco S.A.	709,555

	Metals & Mining - 0.1%
17,900	Vale SA	496,904

	Telecommunication - 0.0%
16,700	Tele Norte Leste Participacoes SA	294,922

	Total Preferred Stocks (Cost $1,180,007)	1,501,381

Principal Amount		Value
	SHORT TERM INVESTMENTS - 2.0%
$14,180,508	JP Morgan Cash Trade Execution	$14,180,508
	TOTAL SHORT TERM INVESTMENTS (Cost $14,180,508)	14,180,508

	INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 1.8%
6,129,690	JP Morgan Prime Money Market	6,129,690
7,000,000	Monumental Global Funding II MTN, 0.35%, 05/26/10 (c)	6,989,605
	TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOAN SECURITIES	13,119,295
	(Cost $13,129,690)

	TOTAL INVESTMENTS - 102.0% (Cost $603,592,468)	$729,409,796
	Liabilities in Excess of Other Assets - (2.0)%	(14,241,648)
	NET ASSETS - 100.0%	$715,168,148

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2010.
(d)	Fair valued under direction of the Board of Trustees. Fair valued securities represents $593,684 or 0.1% of net assets.
(L)	A portion or all of the security is on loan.
Abbreviations:
ADR	American Depository Receipt
GDR	Global Depository Receipt
MTN	Medium Term Note
PLC	Public Liability Company

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows+:
		Cost of investments	$ 614,702,842
		Gross unrealized appreciation	126,441,889
		Gross unrealized depreciation	(11,734,935)
		Net unrealized appreciation	$ 114,706,954

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2010 (Unaudited)
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and the Fund's own market assumptions (unobservable inputs). These inputs are used in determing the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1	Level 2	Level 3
Equity
Common Stock	$695,618,743	$691,503,439	$4,115,304	$—
Real Estate Investment Trusts	$4,989,869	4,989,869	—	—
Preferred Stock	$1,501,381	1,501,381	—	—
Total Equity	702,109,993	697,994,689	4,115,304	—

Fixed Income
Money Market	6,129,690	—	6,129,690	—
Medium Tern Note	6,989,605	—	6,989,605	—
Total Fixed Income	13,119,295	—	13,119,295	—

Short-Term Investments	14,180,508	—	14,180,508	—
Total Investments in Securities	$729,409,796	$697,994,689	$31,415,107	$—

NEW COVENANT INCOME FUND
SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 5.0%
	American Express Credit 2006-1 A
1,394,000	0.284%, 12/15/2013	$1,391,981
	American Express Credit 2007-8 B
300,000	0.954%, 05/15/2015	298,234
	Atlantic City Electric 2002-1 A-3,
750,000	4.910%, 07/20/2017	816,536
	CarMax, Inc., 2007-1,
1,000,000	5.240%, 06/15/2012	1,030,626
	CenterPoint Energy Transition Bond Co.,
750,000	5.090%, 08/01/2015	824,316
	Chase Issuance Trust 2006-1A
1,500,000	0.294%, 04/15/2013	1,498,531
	Chase Issuance Trust 2006-4A
2,200,000	0.274%, 10/15/2013	2,195,043
	Chase Issuance Trust 2007-15A
790,000	4.960%, 09/15/2012	806,193
	Chase Issuance Trust 2009-7
3,000,000	0.704%, 09/17/2012	3,004,705
	Citibank Credit Card Issuance Trust
3,500,000	5.450%, 05/10/2013	3,676,369
	Countrywide Asset-Backed Certificates 2005-1
683,411	5.030%, 06/25/2035	610,826
	Honda Auto Receivables Owner Trust
1,000,000	4.430%, 07/15/2015	1,057,311
	Nissan Auto 2008-A,
550,000	4.280%, 06/15/2014	571,979
	Nissan Auto Lease Trust
1,025,000	2.070%, 01/15/2015	1,039,394
	USAA Auto Owner 2009-1,
600,000	4.770%, 09/15/2014	642,527
	USAA Auto Owner,
241,784	5.360%, 06/15/2012	244,709
	Total Asset Backed Securities (Cost $19,389,086)	19,709,280

	CORPORATE BONDS - 21.8%
	Aegon NV
692,000	4.750%, 06/01/2013	728,573
	Aflac, Inc.
1,000,000	8.500%, 05/15/2019	1,206,038
	Allied Waste North America, Inc.
1,000,000	5.750%, 02/15/2011	1,037,851
675,000	6.875%, 06/01/2017	736,797
	America Movil SAB De CV,
600,000	5.500%, 03/01/2014	649,903
	American Express Co.
850,000	8.125%, 05/20/2019	1,031,245
	American Water Capital Corp.
1,150,000	6.085%, 10/15/2017	1,231,766
	Arcelormittal Sa Luxembourg
700,000	9.850%, 06/01/2019	891,124
	Arden Realty LP,
1,000,000	5.250%, 03/01/2015	1,040,353
	AT&T, Inc.,
1,000,000	4.850%, 02/15/2014	1,074,636
500,000	5.800%, 02/15/2019	535,404
	AT&T Wireless Services, Inc.
1,000,000	8.125%, 05/01/2012	1,129,014
	Bank of America Commercial Mortgage,
1,000,000	5.300%, 03/15/2017	991,321
	Bank of America Funding Corp.,
550,000	7.625%, 06/01/2019	630,186
	BB&T Corp.
600,000	6.850%, 04/30/2019	683,314
	Bear Stearns Cos., Inc.,
1,000,000	7.250%, 02/01/18	1,157,453
	Blackrock, Inc.
375,000	2.250%, 12/10/2012	378,389
1,000,000	5.000%, 12/10/2019	1,002,931
	British Telecommunications PLC
500,000	9.125%, 12/15/2010	528,103
	Canal Barge, Inc.
1,275,000	4.500%, 11/12/2034	1,225,776
	Carolina Power & Light Co.,
2,800,000	6.500%, 07/15/12	3,078,819
	CBS Corp.
800,000	8.875%, 05/15/2019	967,978
	Cisco Systems, Inc.
750,000	4.450%, 01/15/2020	747,308
	Citigroup, Inc.
1,000,000	6.125%, 11/21/2017	1,030,229
850,000	8.500%, 05/22/2019	993,734
	Comcast Corp New
750,000	5.300%, 01/15/2014	807,070
	COX Communications Inc.
250,000	6.750%, 03/15/2011	261,808
	Credit Suisse,
560,000	5.500%, 05/01/2014	610,080
1,000,000	5.400%, 01/14/2020	1,009,717
	CVS Caremark Corp.,
425,000	4.875%, 09/15/2014	453,251
	Dartmouth College,
360,000	4.750%, 06/01/2019	371,995
	Deutsche Telekom International Finance BV
986,000	8.500%, 06/15/2010	1,000,628
	Dow Chemical Co. /The
400,000	8.550%, 05/15/2019	484,694
	DCP Midstream LLC
400,000	7.875%, 08/16/2010	410,325
	Entergy Mississippi, Inc.,
500,000	4.650%, 05/01/2011	514,266
	Enterprise Products Operating LLC
750,000	7.625%, 02/15/2012	826,269
	Exelon Corp.
1,000,000	4.450%, 06/15/2010	1,007,529
	FedEx Corp., 1998-1
1,583,398	6.720%, 07/15/2023	1,719,640
	Fifth Third Bancorp,
2,700,000	6.250%, 05/01/2013	2,905,726
	Fiserv, Inc.,
430,000	6.125%, 11/20/2012	468,279
	General Electric Capital Corp.
1,500,000	6.000%, 08/07/2019	1,587,845
	Goldman Sachs Group, Inc.,
1,000,000	5.950%, 01/18/2018	1,050,782
1,000,000	7.500%, 02/15/2019	1,144,691
	Home Depot, Inc.,
1,000,000	5.400%, 03/01/2016	1,081,969
	HSBC Finance Corp.,
750,000	6.750%, 05/15/2011	788,543
	International Paper Co.
800,000	9.375%, 05/15/2019	1,001,694
	JP Morgan Chase & Co.,
1,200,000	2.125%, 06/22/2012	1,223,319
1,100,000	5.750%, 01/02/2013	1,194,558
	Koninklijke KPN NV
600,000	8.000%, 10/01/2010	621,106
	Kookmin Bank
650,000	7.250%, 05/14/2014 (a)	726,348
	Korea Electric Power Corp.,
215,000	7.750%, 04/01/2013	243,803
	Kraft Foods, Inc.
200,000	4.125%, 02/09/2016	202,923
	Marsh & McLennan Cos., Inc.,
1,000,000	6.250%, 03/15/2012	1,053,950
	Merrill Lynch & Co.,
1,000,000	6.050%, 08/15/2012	1,068,594
590,000	6.875%, 04/25/2018	636,813
	MetLife, Inc.,
1,000,000	5.000%, 06/15/2015	1,049,762
	Metropolitan Life Global Funding,
500,000	5.125%, 04/10/2013 (a)	537,174
	Morgan Stanley Capital 1
915,000	4.989%, 08/13/2042	932,803
	Morgan Stanley,
1,000,000	5.625%, 01/09/2012	1,059,612
1,100,000	1.950%, 06/20/2012	1,117,204
760,000	6.000%, 05/13/2014	821,653
	National Australia Bank Ltd
535,000	3.750%, 03/02/2015 (a)	537,728
	National Rural Utility Corp.,
1,325,000	5.450%, 02/01/2018	1,401,922
650,000	10.375%, 11/01/2018	865,863
	Nationwide Life Global Funding I
800,000	0.652%, 08/27/2010 (a)	799,573
	Pemex Finance Ltd.,
600,000	10.610%, 08/15/2017	723,492
	Petrodrill Five Ltd.,
947,950	4.390%, 04/15/2016	979,878
	Petrodrill Four Ltd.,
1,250,051	4.240%, 01/15/2016	1,298,084
	Plains All American Pipeline LP,
440,000	8.750%, 05/01/2019	537,664
	Plum Creek Timberlands LP,
500,000	5.875%, 11/15/2015	522,802
	PNC Funding Corp.,
725,000	5.500%, 09/28/2012	769,508
510,000	5.125%, 02/08/2020	514,730
	Pooled Funding Trust I
1,350,000	2.740%, 02/15/2012 (a)	1,380,810
	Principal Life Global Funding I
600,000	6.250%, 02/15/2012 (a)	641,920
	Prudential Financial Inc.
500,000	5.100%, 09/20/2014	528,641
	Prudential Holdings LLC
750,000	8.695%, 12/18/2023 9 (a)	865,824
	Rio Tinto Ltd.,
1,000,000	5.875%, 07/15/2013	1,100,019
	Stanford University,
750,000	4.250%, 05/01/2016	775,738
	SunTrust Banks, Inc.,
1,200,000	3.000%, 11/16/2011	1,239,520
	TCI Communications, Inc.
400,000	8.750%, 08/01/2015	486,068
	Texas Eastern Transmission Corp.
1,375,000	7.300%, 12/01/2010	1,429,168
	Time Warner Cable, Inc.
750,000	5.000%, 02/01/2020	740,905
450,000	8.750%, 02/14/2019	558,983
	Time Warner, Inc.,
1,175,000	6.875%, 05/01/2012	1,293,078
915,000	5.875%, 11/15/2016	1,001,051
	UFJ Finance Aruba AEC
775,000	6.750%, 07/15/2013	869,434
	Verizon Communications, Inc.,
1,032,000	5.875%, 01/17/2012	1,099,718
800,000	6.350%, 04/01/2019	887,302
	Vessel Management Services,
1,125,000	5.125%, 04/16/2035	1,177,603
	Vodafone Group PLC,
1,000,000	5.625%, 02/27/2017	1,071,605
	Volkswagen Auto Lease Trust
1,500,000	3.410%, 04/15/2012	1,541,127
	Wells Fargo & Co.,
550,000	5.625%, 12/11/2017	584,387
	Westpac Banking Corp.
650,000	4.200%, 02/27/2015	669,831
	Xerox Corp.
700,000	6.350%, 05/15/2018	759,501
	Xstrata Canada Corp.
500,000	7.350%, 06/05/2012	550,202
	Total Corporate Bonds (Cost $83,095,866)	86,908,347

	NON-AGENCY MORTGAGE BACKED SECURITIES - 12.0%
	American Home Mortgage Investment Trust 2005-1 7A1
1,057,228	2.482%, 06/25/2045	938,694
	Bank of America Mortgage Securities Inc 2005-9 3A3
515,760	5.000%, 10/25/2020	515,341
	Banc of America Commerical Mortage 2007-1 A3
403,000	5.449%, 01/15/2049	412,768
	Banc of America Commercial Mortgage 2004-3 A5,
1,310,000	5.413%, 06/10/2039	1,375,606
	Banc of America Commercial Mortgage 2004-4 A6,
350,000	4.877%, 07/10/2042	354,390
	Banc of America Commercial Mortgage 2006-3,
4,215,000	5.812%, 07/10/44	3,213,764
	Banc of America Commercial Mortgage 2006-4,
5,235,000	5.675%, 07/10/2046	4,631,891
	Banc of America Commercial Mortgage 2007-1,
700,000	5.451%, 01/15/2049	687,749
	Bear Stearns Commercial Mortgage Securities 2005-PWR8 A4
1,000,000	4.674%, 06/11/2041	1,014,865
	Bear Stearns Commercial Mortgage Securites 2007-PWR18,
1,470,000	6.411%, 06/11/2050	836,056
	BMW Vehicle Lease Trust 2009-1 A3,
1,375,000	2.910%, 08/15/2011	1,400,915
	Citigroup/Deutsche Bank Commercial Mortgage Trust A4
1,550,000	5.399%, 07/15/2044	1,608,206
	Citigroup Commercial Mortgage Trust 2008-C7,
1,596,000	6.298%, 12/10/2049	897,984
	Credit Suisse Mortgage Capital Certificate 2006-C1 AM,
1,205,000	5.729%, 02/15/2039	1,050,905
	Credit Suisse of First Boston Mortgage Securities Corp. 2005-c1,
915,000	4.813%, 02/15/2038	919,761
	Countrywide Alternative Loan Trust 2003-20CB
1,202,947	5.500%, 10/25/2033	1,191,442
	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 005-3 5A5,
3,132,859	5.250%, 06/25/2035	2,677,154
	GE Capital Commercial Mortgage Corp.,
1,370,000	4.596%, 11/10/2038	1,385,003
	GMAC Commercial Mortgage Securities 2004-C2 A4,
1,230,000	5.301%, 08/10/2038	1,270,735
	Goldman Sachs Mortgage Securities Corp. 2007-GG10 A4,
1,235,000	5.998%, 08/10/2045	1,146,997
	Residential Asset Securitization Trust 2004-IP2
315,776	5.127%, 12/25/2034	292,479
	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4,
1,200,000	6.064%, 04/15/2045	1,240,761
	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CIBC18,
1,305,000	5.440%, 06/12/2047 (L)	1,277,818
	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4,
4,165,000	5.882%, 02/15/2051	4,080,181
	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDP11 A4,
1,565,000	6.006%, 06/15/2049	1,503,877
	JP Morgan Chase Commerical Mortgage Securities Corp. 2005-CIBC11 A4,
480,000	5.335%, 08/12/2037	499,609
	JP Morgan Chase Commerical Mortgage Securities Corp. 2006-CIBC15
550,000	5.814%, 06/12/2043	568,300
	LB-UBS Commercial Morgage Trust 2006-C6 AM,
3,770,000	5.413%, 09/15/2036	3,407,522
	MASTR Alternative Loans Trust 2004-2 4A1
569,743	5.000%, 02/25/2019	544,662
	MASTR Reperforming Loan Trust 2006-2 1A1,
1,227,989	5.734%, 05/25/2036 (a)	999,500
	Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3,
565,000	5.172%, 12/12/2049	547,641
	Morgan Stanley Dean Witter Capital I 2001-TOP1 A4
856,662	6.660%, 02/15/2033	878,032
	Residential Accredit Loans Inc 2004-QS5 A1
725,219	4.600%, 04/25/2034	677,051
	Structured Adjustable Rate Mortgage Loan Trust 2004-3AC A2
949,867	2.636%, 03/25/2034	942,164
	TBW Morgage Backed Pass-Through Certificates 2006-2 7A1,
2,527,766	7.000%, 07/25/2036	1,492,410
	Wachovia Bank Commercial Mortgage Trust 2004-C12 A4,
1,385,000	5.414%, 07/15/2041	1,425,247
	Total Non-Agency Mortgage Backed Securities (Cost $51,954,211)	47,907,480

	U.S. GOVERNMENT AGENCIES - 43.1%
	Fannie Mae
1,049,240	6.961%, 12/01/2010	1,047,022
4,852,044	6.200%, 01/01/2011	4,916,369
1,836,237	6.480%, 01/01/2011	1,871,554
4,397,686	6.100%, 04/01/2011	4,532,436
1,380,916	6.090%, 05/01/2011	1,441,727
1,234,959	6.305%, 05/01/2011	1,279,365
2,745,000	6.280%, 08/01/2011	2,875,525
2,564,090	6.130%, 10/01/2011	2,710,219
1,385,660	5.937%, 11/01/2011	1,441,114
4,261,107	6.114%, 02/01/2012	4,561,007
1,477,729	5.780%, 07/01/2012	1,587,451
1,239,038	5.500%, 05/25/2014	1,283,197
480,000	2.500%, 01/28/2015	481,804
563,833	6.500%, 08/01/2017	611,008
320,000	2.500%, 01/21/2020	323,913
1,961,205	5.000%, 01/01/2021	2,093,226
1,208,740	4.500%, 09/25/2024	1,256,164
855,000	5.000%, 03/25/2032	910,816
691,776	4.500%, 07/25/2033	719,345
4,935,000	5.000%, 04/25/2034	5,212,081
5,002,017	5.500%, 09/01/2034	5,298,306
2,882,964	5.500%, 12/25/2034	3,105,920
3,041,590	5.500%, 02/01/2035	3,221,755
4,228,022	5.000%, 07/01/2035	4,380,969
1,245,074	5.000%, 08/25/2035	1,330,545
2,932,362	5.000%, 11/01/2035	3,033,857
692,064	5.448%, 01/01/2036	730,078
3,114,626	5.000%, 02/01/2036	3,222,429
4,411,732	5.000%, 03/01/2036	4,564,430
467,200	5.527%, 03/01/2036	487,863
3,001,054	5.500%, 04/01/2036	3,173,191
2,085,570	6.000%, 09/01/2037	2,219,208
1,697,335	5.000%, 03/01/2038	1,753,600
1,642,546	5.500%, 05/01/2038	1,733,332
3,400,712	5.500%, 06/01/2038	3,588,674
1,529,258	5.500%, 08/01/2038	1,613,782
1,413,207	6.000%, 11/01/2038	1,503,100
2,467,534	5.900%, 07/25/2042	2,605,437
		88,721,819
	Freddie Mac
2,000,000	0.254%, 05/04/2011	2,001,762
2,000,000	1.500%, 06/22/2012	1,998,170
2,000,000	1.000%, 03/23/2015	1,998,664
1,010,975	4.500%, 07/15/2016	1,042,099
2,405,187	6.000%, 01/15/2017	2,555,852
4,150,000	5.000%, 02/15/2020	4,322,169
2,141,746	5.000%, 12/01/2020	2,281,235
913,948	6.000%, 12/15/2021	952,523
1,207,805	5.000%, 04/01/2024	1,276,775
1,407,620	5.000%, 05/15/2024	1,488,740
1,230,000	5.000%, 03/15/2032	1,310,984
3,395,000	5.000%, 03/15/2034	3,583,101
1,944,723	5.500%, 12/01/2036	2,057,789
377,135	5.000%, 08/01/2038	389,990
1,447,110	5.500%, 08/01/2038	1,530,033
1,633,975	5.500%, 11/01/2038	1,727,606
1,359,840	5.000%, 03/01/2039	1,406,192
2,295,577	5.000%, 02/01/2040	2,373,596
		34,297,280
	Ginnie Mae
579,686	5.500%, 02/20/2037	614,192
1,992,807	4.500%, 07/20/2038	2,008,806
688,789	5.500%, 07/20/2038	729,435
812,290	5.000%, 12/20/2038	838,575
2,239,120	5.500%, 01/15/2039	2,373,038
1,883,186	5.000%, 03/15/2039	1,962,073
980,043	5.000%, 03/20/2039	1,011,756
		9,537,875
	Small Business Administration
1,038,189	5.250%, 09/01/2017	1,111,586
1,049,791	4.727%, 02/10/2019	1,081,811
1,338,700	3.880%, 03/01/2019	1,393,903
1,238,055	4.620%, 03/01/2019	1,264,362
966,654	7.300%, 08/01/2019	1,062,698
964,267	7.300%, 09/01/2019	1,060,259
981,596	7.060%, 11/01/2019	1,072,079
1,130,254	5.310%, 08/01/2022	1,201,345
1,193,930	5.240%, 08/01/2023	1,252,584
1,132,631	4.890%, 12/01/2023	1,204,345
908,674	4.720%, 02/01/2024	951,826
1,149,429	4.770%, 04/01/2024	1,207,338
1,138,982	5.180%, 05/01/2024	1,205,339
1,246,934	4.880%, 11/01/2024	1,314,605
1,921,732	4.625%, 02/01/2025	2,007,503
1,385,192	5.090%, 10/01/2025	1,472,555
718,880	5.350%, 02/01/2026	770,552
1,577,843	5.570%, 03/01/2026	1,711,875
1,202,551	5.870%, 05/01/2026	1,304,080
968,982	5.370%, 10/01/2026	1,041,933
1,745,740	5.120%, 12/01/2026	1,859,628
1,521,868	5.320%, 01/01/2027	1,633,018
1,165,031	5.230%, 03/01/2027	1,242,266
1,263,291	5.490%, 03/01/2028	1,351,110
2,837,387	5.370%, 04/01/2028	3,039,440
1,059,990	5.600%, 09/01/2028	1,140,691
1,404,285	4.660%, 03/01/2029	1,467,802
1,238,816	4.310%, 04/01/2029	1,272,832
1,201,234	4.950%, 06/01/2029	1,267,450
		38,966,815
	Total U.S. Government Agencies (Cost $166,557,513)	171,523,789

	OTHER AGENCY SECURITIES - 1.2%
	Cal Dive International, Inc.
949,919	4.930%, 02/01/2027	955,612
	Federal Farm Credit Bank
1,250,000	3.000%, 09/22/2014	1,270,129
	Private Export Funding Corp.,
800,000	4.550%, 05/15/2015	859,172
1,250,000	5.450%, 09/15/2017	1,390,216
	Total Other Agency Securities (Cost $4,449,321)	4,475,129

	MUNICIPAL BONDS - 2.1%
	County of Bexar TX,
1,000,000	6.628%, 06/15/2039	1,018,320
	County of Galveston TX,
605,000	5.108%, 02/01/2021	591,103
	Greater Orlando Aviation Authority,
1,000,000	5.250%, 10/01/2012	1,010,880
	Los Angeles Harbor Department,
1,000,000	5.500%, 08/01/2014	1,070,900
	Metropolitan Water District of Southern California
1,000,000	6.538%, 07/01/2039	1,022,670
	New York State City Transitional Finance Authority
1,250,000	4.466%, 08/01/2018	1,232,513
	New York State Housing Finance Agency
500,000	4.911%, 03/15/2019	501,455
	Qatar Government International Bond
495,000	4.000%, 01/20/2015 (a)	506,632
	State of California,
400,000	5.450%, 04/01/2015	417,528
180,000	6.200%, 03/01/2019	184,061
	State of Texas,
850,000	5.333%, 10/01/2021	890,791
	Total Municipal Bonds (Cost $8,363,857)	8,446,853

	OTHER SECURITIES - 0.5%
	Brazilian Government International Bond
750,000	7.875%, 03/07/2015	890,625
	Bahrain Government International Bond
515,000	5.500%, 03/31/2020 (a)	512,924
	South Africa Government International Bond
490,000	5.500%, 03/09/2020	498,575
	Total Other Securities (Cost $1,878,998)	1,902,124

	U.S. TREASURY OBLIGATIONS - 10.9%
	U.S. Treasury Bond - 3.6%
12,075,000	6.250%, 08/15/2023	14,514,536
	U.S. Treasury Note - 7.3%
4,150,000	2.250%, 05/31/2014	4,156,810
16,450,000	2.375%, 03/31/2016	15,915,392
4,000,000	1.000%, 08/31/2011	4,019,688
4,730,000	1.375%, 10/15/2012	4,737,393
76,000	3.375%, 11/15/2019	73,358
	Total U.S. Treasury Obligations (Cost $43,695,155)	43,417,177

	SHORT TERM INVESTMENTS - 3.6%
14,516,985	JP Morgan Cash Trade Execution	14,516,985
	TOTAL SHORT TERM INVESTMENTS (Cost $14,516,985)	14,516,985

	INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 0.2%
780,885	JP Morgan Prime Money Market	780,885
	TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOAN SECURITIES	780,885
	(Cost $780,885)

	TOTAL INVESTMENTS - 100.4% (Cost $394,681,877)	$399,588,049
	Liabilities in Excess of Other Assets - (0.4)%	(1,650,372)
	NET ASSETS - 100.0%	$397,937,677

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.
(L)	A portion or all of the security is on loan.
Abbreviations:
LP	Limited Partnership
PLC	Public Liability Company

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows+:
		Cost of investments	$ 394,681,877
		Gross unrealized appreciation	10,008,156
		Gross unrealized depreciation	(5,101,984)
		Net unrealized depreciation	$ 4,906,172

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2010 (Unaudited)
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and the Fund's own market assumptions (unobservable inputs). These inputs are used in determing the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1	Level 2	Level 3
Fixed Income
U.S. Government Agencies	$170,463,530	$—	$170,463,530	$—
Corporate Bonds	87,968,606	—	87,968,606	—
Non-Agency Mortgage Backed Securities	47,907,480	—	47,907,480	—
U.S. Treasury Obligations	43,417,177	—	43,417,177	—
Asset Backed Securities	19,709,280	—	19,709,280	—
Municipal Bonds	8,446,853	—	8,446,853	—
Other Agency Securities	4,475,129	—	4,475,129	—
Other Securities	1,902,124	—	1,902,124	—
Money Market	780,885	—	780,885	—
Total Fixed Income	385,071,064	—	385,071,064	—

Short-Term Investments	14,516,985	—	14,516,985	—
Total Investments in Securities	$399,588,049	$—	$399,588,049	$—

New Covenant Balanced Growth Fund
SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 98.8%
5,653,887	New Covenant Growth Fund (a)	$160,853,073
4,183,808	New Covenant Income Fund (a)	92,922,384
	TOTAL INVESTMENT COMPANIES (Cost $247,732,390)	$253,775,457

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 1.3%
$3,301,646	JP Morgan Cash Trade Execution	3,301,646
	TOTAL SHORT TERM INVESTMENTS (Cost $3,301,646)	$3,301,646

	Total Investments - 100.1% (Cost $251,034,036)	$257,077,103
	Liabilities in Excess of Other Assets - (0.1)%	(38,343)
	NET ASSETS - 100.00%	$257,038,760

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Investment in affiliate.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows+:
		Cost of investments	$ 267,445,497
		Gross unrealized appreciation	14,856,324
		Gross unrealized depreciation	(25,224,718)
		Net unrealized depreciation	$ (10,368,394)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2010 (Unaudited)
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and the Fund's own market assumptions (unobservable inputs). These inputs are used in determing the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1	Level 2	Level 3
Equity
Investment Companies	$253,775,457	$253,775,457	$—	$—
Total Equity	253,775,457	253,775,457	—	—

Short-Term Investments	3,301,646	—	3,301,646	—
Total Investments in Securities	$257,077,103	$253,775,457	$3,301,646	$—

New Covenant Balanced Income Fund
SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 97.2%
1,171,071	New Covenant Growth Fund (a)	$33,316,956
2,353,106	New Covenant Income Fund (a)	52,262,480
	TOTAL INVESTMENT COMPANIES (Cost $84,193,652)	$85,579,436

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 2.9%
$2,524,393	JP Morgan Cash Trade Execution	2,524,393
	TOTAL SHORT TERM INVESTMENTS (Cost $2,524,393)	$2,524,393

	Total Investments - 100.1% (Cost $86,718,045)	$88,103,829
	Liabilities in Excess of Other Assets - (0.1)%	(66,267)
	NET ASSETS - 100.00%	$88,037,562

Percentages are stated as a percent of net assets.
Footnotes:
(a) Investment in affiliate.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows+:
Cost of investments	$ 87,856,897
Gross unrealized appreciation	5,534,484
Gross unrealized depreciation	(5,287,552)
Net unrealized appreciation	$ 246,932

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2010 (Unaudited)
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and the Fund's own market assumptions (unobservable inputs). These inputs are used in determing the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1	Level 2	Level 3
Equity
Investment Companies	$85,579,436	$85,579,436	$—	$—
Total Equity	85,579,436	85,579,436	—	—

Short-Term Investments	2,524,393	—	2,524,393	—
Total Investments in Securities	$88,103,829	$85,579,436	$2,524,393	$—

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    New Covenant Funds

By    /s/ Robert E. Leech
Robert E. Leech, President

Date    May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Robert E. Leech
Robert E. Leech, President

Date    May 27, 2010

By    /s/ Michael Ricks
Michael J. Ricks, Treasurer

Date    May 27, 2010